Commitments and Contingencies (Details) £ in Millions					1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 20, 2022 item	Aug. 18, 2021 lawsuit	Jun. 25, 2021 lawsuit	Jun. 04, 2021 lawsuit	Dec. 31, 2019 USD ($) D	Nov. 30, 2023 USD ($)	May 31, 2023 USD ($) item	May 31, 2023 GBP (£)	Jan. 31, 2022 USD ($)	Jan. 06, 2022 USD ($)	Dec. 31, 2021 USD ($)
Shareholder Derivative Lawsuits
Commitments and Contingencies
Number of additional shareholder derivative lawsuits | lawsuit		2	2
Consolidated number of lawsuits | lawsuit				3
Securities and Exchange Commission and Department of Justice Investigations | Mr. Pourhassan
Commitments and Contingencies
Number of conspiracy charges | item	1
Number of security fraud charges | item	4
Number of wire fraud charges | item	3
Number of insider trading charges | item	3
Securities and Exchange Commission and Department of Justice Investigations | Kazem Kazempour
Commitments and Contingencies
Number of conspiracy charges | item	1
Number of security fraud charges | item	3
Number of wire fraud charges | item	2
Number of insider trading charges | item	1
Samsung BioLogics Co., Ltd. ("Samsung")
Commitments and Contingencies
Forecast period						3 years	3 years
Amount of material breach of' Master Services and Project Specific Agreements | $										$ 13,500,000	$ 13,500,000
Additional Contractual Obligation | $									$ 22,800,000
Past due balance | $						$ 232,788,000	$ 232,788,000
License Agreements With Vyera Pharmaceuticals, LLC
Commitments and Contingencies
Amount payable upon achievement of sales and regulatory milestone | $					$ 85,300,000
Percentage of royalty payable by the counter party					50.00%
Term of arrangement					10 years
Term of arrangement, after first commercial sale					2 years
Number of days of prior written notice | D					180
Progenics Purchase Agreement
Commitments and Contingencies
Amount of milestone payments payable | $							$ 5,000,000
Percentage of royalty payable							3.50%
Amount payable upon filing BLA with FDA | $							$ 500,000
Amount payable upon FDA approval | $							500,000
Annual maintenance fees | $							$ 150,000
Progenics Purchase Agreement | Royalty Payable in Initial 10 Years
Commitments and Contingencies
Percentage of royalty payable							5.00%
Lonza Agreement
Commitments and Contingencies
Number of contract manufacturers | item							2
Annual license fee							$ 700,000	£ 0.6
Royalty on net sales (as a percent)							2.00%	2.00%
Accounts Payable | Samsung BioLogics Co., Ltd. ("Samsung")
Commitments and Contingencies
Past due balance | $						$ 32,000,000.0	$ 33,700,000